21. OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Current Liabilities
Schedule of other current liabilities

As at December 31,	2018	2017
Deferred revenue (Note 23)	$102,645	$66,449
Decommissioning liabilities (Note 23)	1,068	1,205
Uncertain tax positions	1,315	1,315
Income taxes payable	4,231	4,121
Other	4,030	4,234
Other current liabilities	$113,289	$77,324